Adoption of New IFRS Pronouncements - Summary of Adjustments to Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of retrospective adjustments of financial statements [line items]
Revenues	$ 12,564	$ 11,910
Cost of sales	(7,943)	(7,343)
Provision for income taxes	(1,365)	(1,425)
Profit for the year	3,145	2,489
Profit for the year after accounting changes attributable to:
Shareholders of the company	3,107	2,460
Non-controlling interests	$ 38	$ 29
Earnings per share after accounting changes
Basic	$ 5.41	$ 4.26
Diluted	$ 5.34	$ 4.19
Previously stated [member]
Disclosure of retrospective adjustments of financial statements [line items]
Profit for the year		$ 2,538
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of retrospective adjustments of financial statements [line items]
Revenues		(138)
Cost of sales		76
Provision for income taxes		13
Profit for the year		$ (49)